Business Combination, Acquisition Of NVG - Real Estate Agreement (Details) - Nautical Ventures	Jun. 20, 2025 USD ($) property
Contingent receivable | Credit-adjusted discount rate
Disclosure of detailed information about business combination [line items]
Asset valuation, measurement input (in %)	18.6
Contingent receivable | Estimated cash flows
Disclosure of detailed information about business combination [line items]
Asset valuation, measurement input (in %)	18.6
Real Estate Note
Disclosure of detailed information about business combination [line items]
Number of properties sold or acquired | property	6
Probability of issuance of Real Estate Note (in %)	100.00%
Proceeds receivable from related parties	$ 10,389,917
Real Estate Note | Non-interest bearing demand note
Disclosure of detailed information about business combination [line items]
Proceeds receivable from related parties	3,422,154
Real Estate Note | Contingent receivable
Disclosure of detailed information about business combination [line items]
Proceeds receivable from related parties	$ 6,967,763
Real Estate Note | Sold or Acquired 2 of these properties
Disclosure of detailed information about business combination [line items]
Number of properties sold or acquired | property	2